SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Unrealized loss recorded in accumulated other comprehensive income (loss)	$ 497
Derivative Assets	277	717
Derivative Liabilities	(674)	(921)
Loss Recognized in Other Comprehensive Income (loss), net	(589)	(36)	$ 9
Gain (loss) Recognized in Statements of Income	3,945	(614)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount	79,544
Loss Recognized in Other Comprehensive Income (loss), net	(497)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	123
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(620)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Income	1,592	1,142
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	8,267	114,582
Loss Recognized in Other Comprehensive Income (loss), net
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	154	717
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(54)	(921)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) Recognized in Statements of Income	$ 2,353	$ (1,756)